Cover	Apr. 11, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2023
Entity File Number	001-39631
Entity Registrant Name	Horizon Acquisition Corporation II
Entity Central Index Key	0001821788
Entity Tax Identification Number	98-1553406
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	298-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable Warrant
Trading Symbol	HZON.U
Security Exchange Name	NYSEAMER
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	HZON
Security Exchange Name	NYSEAMER
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	HZON WS
Security Exchange Name	NYSEAMER